Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 14, 2011
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001209466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 14, 2011
Prospectus Date	rr_ProspectusDate	Aug 31, 2011

PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary): | PowerShares Fundamental Pure Small Growth Portfolio
PowerShares Fundamental Pure Small Growth Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 14, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Value Portfolio

* Effective immediately, the following replaces information under the sections "Annual Fund Operating Expenses" and "Example" on page 37 of the prospectus for the PowerShares Fundamental Pure Small Growth Portfolio:

Please Retain This Supplement For Future Reference.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Small Growth Portfolio
Management Fees		0.29%
Other Expenses		0.64%
Total Annual Fund Operating Expenses	[1]	0.93%
Fee Waivers and Expense Assumption	[1]	(0.54%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.39%
[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees. Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Fundamental Pure Small Growth Portfolio	40	242	462	1,093

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary): | PowerShares Fundamental Pure Small Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Fundamental Pure Small Growth Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 14, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Value Portfolio

* Effective immediately, the following replaces information under the sections "Annual Fund Operating Expenses" and "Example" on page 37 of the prospectus for the PowerShares Fundamental Pure Small Growth Portfolio:

Please Retain This Supplement For Future Reference.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

PowerShares Fundamental Pure Small Growth Portfolio | PowerShares Fundamental Pure Small Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWT
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[1]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	242
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	462
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,093

[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees. Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary): | PowerShares Fundamental Pure Small Value Portfolio
PowerShares Fundamental Pure Small Value Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 14, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Value Portfolio

* Effective immediately, the following replaces information under the sections "Annual Fund Operating Expenses" and "Example" on page 49 of the prospectus for the PowerShares Fundamental Pure Small Value Portfolio:

Please Retain This Supplement For Future Reference.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Small Value Portfolio
Management Fees		0.29%
Other Expenses		0.51%
Total Annual Fund Operating Expenses	[1]	0.80%
Fee Waivers and Expense Assumption	[1]	(0.41%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.39%
[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees. Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Fundamental Pure Small Value Portfolio	40	214	404	952

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary): | PowerShares Fundamental Pure Small Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Fundamental Pure Small Value Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 14, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Value Portfolio

* Effective immediately, the following replaces information under the sections "Annual Fund Operating Expenses" and "Example" on page 49 of the prospectus for the PowerShares Fundamental Pure Small Value Portfolio:

Please Retain This Supplement For Future Reference.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

PowerShares Fundamental Pure Small Value Portfolio | PowerShares Fundamental Pure Small Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWY
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[1]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	404
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	952

[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees. Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Mid Growth Portfolio (Prospectus Summary): | PowerShares Fundamental Pure Mid Growth Portfolio
PowerShares Fundamental Pure Mid Growth Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 14, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Value Portfolio

* Effective immediately, the following replaces information under the sections "Annual Fund Operating Expenses" and "Example" on page 19 of the prospectus for the PowerShares Fundamental Pure Mid Growth Portfolio:

Please Retain This Supplement For Future Reference.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Mid Growth Portfolio
Management Fees		0.29%
Other Expenses		0.40%
Total Annual Fund Operating Expenses	[1]	0.69%
Fee Waivers and Expense Assumption	[1]	(0.30%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.39%
[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees. Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Fundamental Pure Mid Growth Portfolio	40	191	354	830

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
PowerShares Fundamental Pure Mid Growth Portfolio (Prospectus Summary): | PowerShares Fundamental Pure Mid Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Fundamental Pure Mid Growth Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 14, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Value Portfolio

* Effective immediately, the following replaces information under the sections "Annual Fund Operating Expenses" and "Example" on page 19 of the prospectus for the PowerShares Fundamental Pure Mid Growth Portfolio:

Please Retain This Supplement For Future Reference.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

PowerShares Fundamental Pure Mid Growth Portfolio | PowerShares Fundamental Pure Mid Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWJ
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[1]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	191
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	354
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	830

[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees. Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Mid Value Portfolio (Prospectus Summary): | PowerShares Fundamental Pure Mid Value Portfolio
PowerShares Fundamental Pure Mid Value Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 14, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Value Portfolio

* Effective immediately, the following replaces information under the sections "Annual Fund Operating Expenses" and "Example" on page 31 of the prospectus for the PowerShares Fundamental Pure Mid Value Portfolio:

Please Retain This Supplement For Future Reference.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Mid Value Portfolio
Management Fees		0.29%
Other Expenses		0.62%
Total Annual Fund Operating Expenses	[1]	0.91%
Fee Waivers and Expense Assumption	[1]	(0.52%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.39%
[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees. Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Fundamental Pure Mid Value Portfolio	40	238	453	1,072

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
PowerShares Fundamental Pure Mid Value Portfolio (Prospectus Summary): | PowerShares Fundamental Pure Mid Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Fundamental Pure Mid Value Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 14, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Value Portfolio

* Effective immediately, the following replaces information under the sections "Annual Fund Operating Expenses" and "Example" on page 31 of the prospectus for the PowerShares Fundamental Pure Mid Value Portfolio:

Please Retain This Supplement For Future Reference.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

PowerShares Fundamental Pure Mid Value Portfolio | PowerShares Fundamental Pure Mid Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWP
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[1]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	238
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	453
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,072

[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees. Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Large Core Portfolio (Prospectus Summary): | PowerShares Fundamental Pure Large Core Portfolio
PowerShares Fundamental Pure Large Core Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 14, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Value Portfolio

* Effective immediately, the following replaces information under the sections "Annual Fund Operating Expenses" and "Example" on page 8 of the prospectus for the PowerShares Fundamental Pure Large Core Portfolio:

Please Retain This Supplement For Future Reference.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Large Core Portfolio
Management Fees		0.29%
Other Expenses		0.70%
Total Annual Fund Operating Expenses	[1]	0.99%
Fee Waivers and Expense Assumption	[1]	(0.60%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.39%
[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees. Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Fundamental Pure Large Core Portfolio	40	255	489	1,158

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
PowerShares Fundamental Pure Large Core Portfolio (Prospectus Summary): | PowerShares Fundamental Pure Large Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Fundamental Pure Large Core Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 14, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Value Portfolio

* Effective immediately, the following replaces information under the sections "Annual Fund Operating Expenses" and "Example" on page 8 of the prospectus for the PowerShares Fundamental Pure Large Core Portfolio:

Please Retain This Supplement For Future Reference.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

PowerShares Fundamental Pure Large Core Portfolio | PowerShares Fundamental Pure Large Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%	[1]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	489
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,158

[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees. Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Mid Core Portfolio (Prospectus Summary): | PowerShares Fundamental Pure Mid Core Portfolio
PowerShares Fundamental Pure Mid Core Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 14, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Value Portfolio

* Effective immediately, the following replaces information under the sections "Annual Fund Operating Expenses" and "Example" on page 25 of the prospectus for the PowerShares Fundamental Pure Mid Core Portfolio:

Please Retain This Supplement For Future Reference.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Mid Core Portfolio
Management Fees		0.29%
Other Expenses		0.91%
Total Annual Fund Operating Expenses	[1]	1.20%
Fee Waivers and Expense Assumption	[1]	(0.81%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.39%
[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees. Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Fundamental Pure Mid Core Portfolio	40	301	581	1,383

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
PowerShares Fundamental Pure Mid Core Portfolio (Prospectus Summary): | PowerShares Fundamental Pure Mid Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Fundamental Pure Mid Core Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 14, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Value Portfolio

* Effective immediately, the following replaces information under the sections "Annual Fund Operating Expenses" and "Example" on page 25 of the prospectus for the PowerShares Fundamental Pure Mid Core Portfolio:

Please Retain This Supplement For Future Reference.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

PowerShares Fundamental Pure Mid Core Portfolio | PowerShares Fundamental Pure Mid Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[1]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	301
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	581
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,383

[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees. Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Small Core Portfolio (Prospectus Summary): | PowerShares Fundamental Pure Small Core Portfolio
PowerShares Fundamental Pure Small Core Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 14, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Value Portfolio

* Effective immediately, the following replaces information under the sections "Annual Fund Operating Expenses" and "Example" on page 43 of the prospectus for the PowerShares Fundamental Pure Small Core Portfolio:

Please Retain This Supplement For Future Reference.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Small Core Portfolio
Management Fees		0.29%
Other Expenses		1.12%
Total Annual Fund Operating Expenses	[1]	1.41%
Fee Waivers and Expense Assumption	[1]	(1.02%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.39%
[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees. Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PowerShares Fundamental Pure Small Core Portfolio	40	346	674	1,602

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 31, 2011
PowerShares Fundamental Pure Small Core Portfolio (Prospectus Summary): | PowerShares Fundamental Pure Small Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Fundamental Pure Small Core Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 14, 2011 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Fundamental Pure Large Growth Portfolio

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Large Value Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Value Portfolio

* Effective immediately, the following replaces information under the sections "Annual Fund Operating Expenses" and "Example" on page 43 of the prospectus for the PowerShares Fundamental Pure Small Core Portfolio:

Please Retain This Supplement For Future Reference.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The cost under the one year example is equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

PowerShares Fundamental Pure Small Core Portfolio | PowerShares Fundamental Pure Small Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[1]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(1.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	674
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,602

[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees. Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2012, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.